Segments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Hyperinflationary accounting, income	€ (279)
TLTRO Benefit	€ 16	€ 143
Receivable related to the insolvency of a financial institution		72
Goodwill impairment		32
Regulatory settlement		€ 87
Increase in bank tax percent		50.00%